Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 600,296	$ 155,465	$ 541,186
Foreign currency translation adjustments, net of tax	(4,009)	(2,103)	(1,650)
Unrealized gain (loss) on postretirement obligation, net of tax	111	(6)	167
Net unrealized loss (gain) on investments, net of shadow adjustments and deferred taxes	(1,284,297)	776,470	(1,228,638)
Total other comprehensive (loss) income	(1,288,195)	774,361	(1,230,121)
Total comprehensive (loss) income	$ (687,899)	$ 929,826	$ (688,935)